Income taxes - Deferred tax assets not recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	$ 506,666	$ 207,579
Tax amount	139,986	58,675
Unrecognized tax benefits	4,318	2,887
Accrued interest and penalties on uncertain tax positions	1,246	906
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards subject to expiration	583,486	583,486
Tax loss carryforwards not subject to expiration	346,145	346,145
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards subject to expiration	357,492
Tax loss carryforwards not subject to expiration	132,003	132,003
Foreign
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards subject to expiration	2,188
Tax loss carryforwards not subject to expiration	46,897
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	147,199	61,192
Tax amount	43,203	17,948
Tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount	359,467	146,387
Tax amount	$ 96,783	$ 40,727